Significant contingent liabilities and unrecognized contract commitments - Additional Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital commitments [abstract]
Amounts guaranteed by the financial institutions	$ 137,700	$ 99,000